Share Based Compensation Expense by Type of Award (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 5,298,729	$ 5,245,947	$ 3,998,548
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	1,464,233	205,699	1,437,201
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 3,834,496	$ 5,040,248	$ 2,561,347